Commitment and Contingencies - Schedule of Supplement Cash Flow Information Related to Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 1,373